Document and Entity Information	Nov. 06, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001458891
Document Type	8-K
Document Period End Date	Nov. 06, 2020
Entity Registrant Name	NOBLE HOLDING CORPORATION plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-36211
Entity Tax Identification Number	98-0619597
Entity Address, Address Line One	13135 Dairy Ashford
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Sugar Land
Entity Address, Country	TX
Entity Address, Postal Zip Code	77478
City Area Code	281
Local Phone Number	276-6100
Entity Information, Former Legal or Registered Name	Noble Corporation plc
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares, Nominal Value $0.01 per Share
Trading Symbol	NEBLQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false